NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARENet income (loss) per share is presented in conformity with the two-class method required for multiple classes of ordinary share and participating securities.
Basic net income per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of share options, restricted stock units and other contingently issuable shares. The dilutive effect of outstanding share options, restricted stock units and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method.

The Company has two classes of ordinary share subsequent to the EJFA Merger on June 22, 2022: Class A and Class B. See Note 3 to the consolidated financial statements included in the Annual Report on Form 20-F for additional information. The computation of the diluted net income per share of Class A Ordinary Shares assumes the conversion of Class B Ordinary Shares, while the diluted net income per share of Class B Ordinary Shares does not assume the conversion of those shares. The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A Ordinary Shares and Class B Ordinary Shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis and result in an identical net loss per share for each class under the two-class method.

The Preferred Shares are a participating security, whereby if a dividend is declared to the holders of ordinary shares, the holders of Preferred Shares would participate to the same extent as if they had converted the Preferred Shares to ordinary shares. Net loss is attributed to ordinary sharehoders and participating securities based on their participation rights. Net loss attributable to ordinary shareholders is not allocated to the Preferred Shares as the holders of the Preferred Shares do not have a contractual obligation to share in any losses.

The following table sets forth the calculation of basic and diluted net loss per share attributable to ordinary shareholders for the three and six months ended June 30, 2023 and 2022 (in thousands, except share and per share data):

	Three Months Ended June 30, 2023		Six Months Ended June 30, 2023
	Class A	Class B	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(23,643)	$(7,654)	$(69,619)	$(22,649)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic and diluted	540,383,064	174,934,392	537,709,304	174,934,392
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.04)	$(0.04)	$(0.13)	$(0.13)

	Three Months Ended June 30, 2022		Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(162,036)	$(13,226)	$(185,384)	$(8,150)
Less: Undistributed earnings allocated to participating securities	(5,114)	(417)	(11,691)	(514)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(167,150)	$(13,643)	$(197,075)	$(8,664)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic and diluted	236,195,552	19,279,226	220,487,603	9,692,871
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.71)	$(0.71)	$(0.89)	$(0.89)
The following potentially dilutive outstanding securities as of June 30, 2023 and 2022 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	June 30,
	2023	2022
Share options	57,125,890	70,439,657
Options to restricted shares	241,359,368	243,308,335
RSUs	42,084,399	3,269,801
Ordinary share warrants	24,195,964	17,787,328
Redeemable convertible preferred shares	60,000,000	—
Net potential dilutive outstanding securities	424,765,621	334,805,121